INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Income Taxes
Income (loss) before income taxes	$ (14,914)	$ (39,289)
Canada
Income Taxes
Income (loss) before income taxes	(14,156)	(22,994)
Luxembourg
Income Taxes
Income (loss) before income taxes	(2,004)	(7,222)
India
Income Taxes
Income (loss) before income taxes	728	1,756
China
Income Taxes
Income (loss) before income taxes	414	706
Other
Income Taxes
Income (loss) before income taxes	$ 104	$ (11,535)